World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	167,858,165.39	15,513
Yield Supplement Overcollateralization Amount at 07/31/14	2,532,891.72	0
Receivables Balance at 07/31/14	170,391,057.11	15,513
Principal Payments	8,692,114.52	459
Defaulted Receivables	356,342.89	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	2,310,371.71	0
Pool Balance at 08/31/14	159,032,227.99	15,030

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,766,678.52	283
Past Due 61-90 days	1,124,459.26	81
Past Due 91 + days	165,190.81	13
Total	5,056,328.59	377

Total 31+ Delinquent as % Ending Pool Balance	3.18%

Recoveries	220,741.76

Aggregate Net Losses/(Gains) - August 2014	135,601.13

Overcollateralization Target Amount	8,349,191.97
Actual Overcollateralization	8,349,191.97

Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	5.55%
Weighted Average Remaining Term	30.65

Flow of Funds	$ Amount

Collections	9,493,098.15
Advances	2,625.64
Investment Earnings on Cash Accounts	1,416.57
Servicing Fee	(141,992.55)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,355,147.81

Distributions of Available Funds
(1) Class A Interest	138,870.82
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	13,383.72
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,349,191.97
(7) Distribution to Certificateholders	822,032.85
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,355,147.81

Servicing Fee	141,992.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 08/15/14	159,045,611.71
Principal Paid	8,362,575.69
Note Balance @ 09/15/14	150,683,036.02

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-3
Note Balance @ 08/15/14	52,321,611.71
Principal Paid	8,362,575.69
Note Balance @ 09/15/14	43,959,036.02
Note Factor @ 09/15/14	18.0901383%

Class A-4
Note Balance @ 08/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	87,531,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	19,193,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	170,539.27
Total Principal Paid	8,362,575.69
Total Paid	8,533,114.96

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	41,857.29
Principal Paid	8,362,575.69
Total Paid to A-3 Holders	8,404,432.98

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2419944
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8664551
Total Distribution Amount	12.1084495

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1722522
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.4138917
Total A-3 Distribution Amount	34.5861439

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	1.60
Noteholders' Principal Distributable Amount	998.40

Account Balances	$ Amount

Advances
Balance as of 07/31/14	38,188.78
Balance as of 08/31/14	40,814.42
Change	2,625.64

Reserve Account
Balance as of 08/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07